Stockholders Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of outstanding and exercisable warrants
	Numbers of Warrants	Weighted Average Exercise	Weighted Average
	Outstanding	Price	Life (Years)
Balance January 1, 2021	-	-	-
Warrants Issued	-	-	-
Warrants Exercised	-	-	-
Balance March 31, 2021	-	-	-

Balance January 1, 2022	10,345,784	$4.90
Warrants Issued	-	-	-
Warrants Exercised	(271,589)	$4.90	-
Balance March 31, 2022	10,074,195	$4.90	5

	Numbers of Warrants	Weighted Average	Weighted Average
	Outstanding	Exercise Price	Life (Years)
Balance January 1, 2020	-	-	-
Warrants Issued	-	-	-
Warrants Exercised	-	-	-
Balance December 31, 2020	-	-	-

Warrants Issued	10,733,651	$4.90	-
Warrants Exercised	(387,867)	-	-
Balance December 31, 2021	10,345,784	$4.90	5